UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07641

                      Advantage Advisers Augusta Fund, LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Steven Felsenthal, Esq.
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
                ------------------------------------------------
                     (Name and address of agent for service)

                             Registrant's telephone
                   number, including area code: 212-667-4225
                                                ------------
                   Date of fiscal year end: December 31, 2003
                                            -----------------

                     Date of reporting period: June 30, 2003
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                     ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
                        (FORMERLY AUGUSTA PARTNERS, L.P.)

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                   (UNAUDITED)

                     ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

                              FINANCIAL STATEMENTS


                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                   (UNAUDITED)

                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital ..............           1
Statement of Operations ............................................           2
Statement of Changes in Members' Capital - Net Assets ..............           3
Notes to Financial Statements ......................................           4
Schedule of Portfolio Investments ..................................          13
Schedule of Securities Sold, Not Yet Purchased .....................          18
Schedule of Written Options ........................................          19
Results of Special Meeting of Members ..............................          20

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
                                                                    (UNAUDITED)
ASSETS

Investments in securities, at market (cost - $66,035)                 $ 83,677
Cash and cash equivalents                                               17,521
Due from broker                                                          9,102
Receivables for investment securities sold                               3,454
Dividends receivable                                                         9
Interest receivable                                                         23
Other assets                                                                28
                                                                      --------

       TOTAL ASSETS                                                    113,814
                                                                      --------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $5,527)        5,949
Outstanding options written, at market (premiums - $359)                   455
Withdrawals payable                                                      8,211
Payables for investment securities purchased                            11,533
Management fee payable                                                      77
Other liabilities                                                           36
Accrued expenses                                                           158
                                                                      --------

       TOTAL LIABILITIES                                                26,419
                                                                      --------

             NET ASSETS                                               $ 87,395
                                                                      ========

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                             $ 70,271
Net unrealized appreciation on investments                              17,124
                                                                      --------

       MEMBERS' CAPITAL - NET ASSETS                                  $ 87,395
                                                                      ========

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                          SIX MONTHS ENDED
                                                                           JUNE 30, 2003
                                                                             (UNAUDITED)
Investment Income
    Dividends                                                                 $   401
    Interest                                                                      128
                                                                              -------
                                                                                  529
                                                                              -------
EXPENSES
    OPERATING EXPENSES:
       Management fee                                                             385
       Professional fees                                                          116
       Dividends on securities sold, not yet purchased                            115
       Prime Broker fees                                                           69
       Administration fees                                                         64
       Insurance expense                                                           32
       Individual General Partners' fees and expenses                              12
       Miscellaneous                                                               11
                                                                              -------
          TOTAL EXPENSES                                                          804
                                                                              -------

          NET INVESTMENT LOSS                                                    (275)
                                                                              -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                                   12,229
       Purchased options                                                          518
       Written options                                                              4
       Securities sold, not yet purchased                                        (563)
       Fixed income securities                                                     12
                                                                              -------

          NET REALIZED GAIN ON INVESTMENTS                                     12,200
                                                                              -------

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                       11,375
                                                                              -------

          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      23,575
                                                                              -------

          INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES     $23,300
                                                                              =======

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS) (UNAUDITED)
--------------------------------------------------------------------------------

                                                  GENERAL     LIMITED
                                                  PARTNER     PARTNERS         TOTAL
                                                  -------     --------       --------
PARTNERS' CAPITAL, DECEMBER 31, 2001               $ 846      $129,601       $130,447

FROM INVESTMENT ACTIVITIES

    Net investment loss                               --        (1,016)        (1,016)
    Net realized loss on investments                 (64)      (10,085)       (10,149)
    Net change in unrealized depreciation             --
       on investments                               (137)      (21,347)       (21,484)
       Incentive allocation                            1            (1)            --
                                                   -----      --------       --------

       DECREASE IN PARTNERS' CAPITAL
            DERIVED FROM INVESTMENT ACTIVITIES      (200)      (32,449)       (32,649)

PARTNERS' CAPITAL TRANSACTIONS

    Capital contributions                             --         3,848          3,848
    Capital withdrawals                               --       (29,446)       (29,446)
                                                   -----      --------       --------

       DECREASE IN PARTNERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS         --       (25,598)       (25,598)

PARTNERS' CAPITAL, DECEMBER 31, 2002               $ 646      $ 71,554       $ 72,200
                                                   -----      --------       --------

FROM INVESTMENT ACTIVITIES

    Net investment gain (loss)                         1          (175)          (174)
    Net realized gain on investments                  41         4,552          4,593
    Net change in unrealized appreciation                                          --
       on investments                                 64         7,093          7,157
       Incentive allocation                           --            --             --
                                                   -----      --------       --------

       INCREASE IN PARTNERS' CAPITAL
            DERIVED FROM INVESTMENT ACTIVITIES       106        11,470         11,576

PARTNERS' CAPITAL TRANSACTIONS

    Capital contributions                             --           106            106
    Capital withdrawals                               --            --             --
                                                   -----      --------       --------

       INCREASE IN PARTNERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS         --           106            106

PARTNERS' CAPITAL, MAY 8, 2003                     $ 752      $ 83,130       $ 83,882
                                                   =====      ========       ========


                                                            SPECIAL     LIMITED
                                                           ADVISORY     MEMBERS         TOTAL
                                                           --------     --------        -----
MEMBERS' CAPITAL, MAY 8, 2003                                $--        $83,882         $83,882

FROM INVESTMENT ACTIVITIES

        Net investment loss                                   --           (101)           (101)
        Net realized gain on investments                      --          7,607           7,607
        Net change in unrealized appreciation                 --
              on investments                                  --          4,218           4,218
              Incentive allocation                            20            (20)             --
                                                             ---        -------         -------

              INCREASE IN MEMBERS' CAPITAL
                   DERIVED FROM INVESTMENT ACTIVITIES         20         11,704          11,724

MEMBERS' CAPITAL TRANSACTIONS

        Capital contributions                                 --             --              --
        Capital withdrawals                                   --         (8,211)         (8,211)
                                                             ---        -------         -------

              DECREASE IN MEMBERS' CAPITAL
                   DERIVED FROM CAPITAL TRANSACTIONS          --         (8,211)         (8,211)

MEMBERS' CAPITAL, JUNE 30, 2003                               20        $87,375         $87,395
                                                             ===        =======         =======

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Advantage Advisers Augusta Fund, L.L.C. (the "Company"), (formerly known as Augusta Partners, L.P., the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on May 30, 1996. Effective May 9, 2003 pursuant to the approval of the Limited Partners, the Company was converted to a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003.

         The Company's investment objective is to achieve capital appreciation. The Company pursues this objective by investing principally in equity securities of publicly-traded U.S. companies. The Company may also invest in equity securities of foreign issuers and in options, bonds and other fixed-income securities of U.S. and foreign issuers, as well as other financial instruments.

         There are four members of the Board of Managers and an investment adviser. The investment adviser is Advantage Advisers Augusta Management, L.L.C., (the "Adviser"), whose principal members are Oppenheimer Asset Management, Inc. ("OAM") and Ardsley Advisory Partners ("Ardsley"). The Adviser serves as the investment adviser to the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. Investment professionals at Ardsley manage the Company's investment portfolio on behalf of and under the supervision of the Adviser.

         On December 10, 2002, Canadian Imperial Bank of Commerce, CIBC World Markets Corp. ("CIBC WM"), Fahnestock & Co. Inc. ("Fahnestock") and Fahnestock Viner Holdings Inc. ("FVH") announced that Fahnestock and FVH had agreed to acquire the U.S. brokerage and asset management business of CIBC WM, including the Adviser. The acquisition of the U.S. brokerage business closed on January 3, 2003. Consummation of the acquisition of the Adviser constituted an assignment of the Company's then existing investment advisory arrangements. The then Independent General Partners of the Company approved a new investment advisory agreement between the Company and the Adviser at a meeting held on January 24, 2003 and the then limited partners approved the new investment advisory agreement at a special meeting held on May 5, 2003. The acquisition by Fahnestock and FVH of CIBC WM's U.S. asset management business was completed on June 4, 2003.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members once in each year effective as of the end of each such year.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.   REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on an ex-dividend date basis. Interest income and expenses are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         B. PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, purchased and written options will be valued at their bid or ask prices, respectively as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices respectively (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B. PORTFOLIO VALUATION (CONTINUED)

         of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such exchanges.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time.

         Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         The Company may enter into transactions in financial futures, foreign exchange options and foreign currency forward contracts that are used for hedging and non-hedging purposes. These contracts are valued at fair value with the resulting gains and losses included in net gain from investment transactions. The Company did not hold any financial futures, foreign exchange options or foreign currency forward contracts at June 30, 2003.

         C. CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At June 30, 2003, $17,521,257 in cash equivalents was held at PNC Bank.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

         The Company reclassified ($1,015,308) and ($10,149,068) from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions during the year ended December 31, 2002. This reclassification is a result of permanent book to tax differences

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D. INCOME TAXES (CONTINUED)

         to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's members and had no effect on net assets.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Fahnestock provides certain management and administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Fahnestock a monthly management fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the six months ended June 30, 2003, CIBC WM and Fahnestock earned $19,950 and $6,075, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Company.

         Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Members (except the Special Advisory Account) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in capacity as the Special Advisory Member of the Company, will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2003, incentive allocations of $19,934 were credited to the Special Advisory Account.

         Each Member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. One Manager is an "interested person" of the Company, as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian" ) serves as Custodian of the Company's assets.

         PFPC Inc. serves as Administrator and Accounting Agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2003, amounted to $246,748,015 and $267,734,574 respectively.

         At June 30, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2003, accumulated net unrealized appreciation on investments was $17,123,772 consisting of $17,965,148 gross unrealized appreciation and $841,376 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased and premiums from written options.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the six months ended June 30, 2003, the Company had no outstanding margin borrowings.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and Members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed Federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         The Company's foreign exchange trading activities involve the purchase and sale (writing) of foreign exchange options having various maturity dates. The Company may seek to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts. At June 30, 2003, the Company had no foreign spot currency, futures, options or forward contracts outstanding.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for the same manner as investment securities.

         During the six months ended June 30, 2003, transactions in purchased options were as follows:

                                                            CALL OPTIONS                             PUT OPTIONS
                                                  -----------------------------------     ------------------------------
                                                     NUMBER                                  NUMBER
                                                  OF CONTRACTS                COST        OF CONTRACTS            COST
                                                  ------------                ----        ------------            ----
         Beginning balance                               950              $   679,250             0            $       0
         Options purchased                            30,165                3,713,755         2,277              295,772
         Options closed                              (24,389)              (3,738,319)       (1,802)            (241,312)
         Options exercised                            (3,200)                (281,758)         (100)             (20,750)
         Options expired                                (900)                 (80,940)           --                   --
                                                   ----------             -----------        ------            ---------
         Options outstanding at
             June 30, 2003                             2,626              $  291,988            375            $  33,710
                                                     =======              ===========        ======            =========

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option.

         Exercise of an option written by the Company could result in the Company selling or buying a security or currency at a price different from the current market value.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------


     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         During the six months ended June 30, 2003, transactions in written options were as follows:

                                                   CALL OPTIONS
                                     -----------------------------------------
                                     NUMBER OF CONTRACTS     AMOUNT OF PREMIUM
                                     -------------------     -----------------
         Beginning balance                   700                $  92,005
         Options written                   3,425                  760,569
         Options closed                   (1,650)                (349,540)
         Options expired                  (1,175)                (144,433)
                                          ------                ---------
         Options outstanding at
             June 30, 2003                 1,300                $ 358,601
                                          ======                =========

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:


                                         SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED           YEAR ENDED          YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002   DECEMBER 31, 2001   DECEMBER 31, 2000
                                         ----------------    -----------------   -----------------   -----------------
         Net Assets,
         End of period  (000)                 $87,395              $72,200             $130,447           $152,013
         Ratio of net investment
            loss to average net assets        (0.69%)*              (0.92%)             (0.14%)            (0.13%)
         Ratio of expenses to
            average net assets                 2.03%*                1.84%               1.92%              1.80%
         Total return**                      (25.78%)              (24.39%)             (0.03%)           (13.94%)
         Portfolio turnover                     339%                  686%                662%               534%
         Average debt ratio                    N/A                   N/A                  N/A               0.24%


                                              YEAR ENDED           YEAR ENDED
                                          DECEMBER 31, 1999    DECEMBER 31, 1998
                                          -----------------    -----------------
         Net Assets,
         End of period  (000)                   $181,840            $118,451
         Ratio of net investment
            loss to average net assets           (0.48%)             (0.25%)
         Ratio of expenses to
            average net assets                    1.73%               1.87%
         Total return**                          58.15%              13.96%
         Portfolio turnover                        617%                723%
         Average debt ratio                       2.06%               2.19%

*   Annualized
** Total return assumes a purchase of a Membership interest in the Company on the first day of the period and a sale of the Company interest on the last day of the period noted, net of incentive allocation to the Special Advisory Member, if any. Total return for a period of less than a full year is not annualized.
N/A Not applicable

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


    8.   OTHER CAPITAL TRANSACTIONS

         Effective July 1, 2003, the Company received initial and additional capital contributions from members of $525,000.

         Subsequent to June 30, 2003, the Adviser withdrew $19,934, representing the Incentive Allocation that was credited to the Special Advisory Account on June 30, 2003.

         Effective January 1, 2003, the Company received initial and additional contributions of $81,077.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                        JUNE 30, 2003
             SHARES                                                                                      MARKET VALUE
                      INVESTMENTS IN SECURITIES - 95.75%
                      COMMON STOCK - 93.10%
                         AIRLINES - 1.64%
             130,000       AMR Corp.*                                                        (b)          $ 1,430,000
                                                                                                          -----------
                         BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 2.28%
             105,000       USG Corp.*                                                        (b)            1,995,000
                                                                                                          -----------
                         CELLULAR TELECOMMUNICATIONS - 2.79%
             115,000       China Mobile (Hong Kong) Ltd. - Sponsored ADR                                    1,353,550
              60,000       Nextel Communications, Inc.*                                                     1,084,200
                                                                                                          -----------
                                                                                                            2,437,750
                                                                                                          -----------
                        CHEMICALS - SPECIALTY - 10.18%
              90,000       Crompton Corp.                                                                     634,500
             515,000       OM Group, Inc.*                                                                  7,585,950
             155,000       W.R. Grace & Co.*                                                                  683,550
                                                                                                          -----------
                                                                                                            8,904,000
                                                                                                          -----------
                         COMPUTER SERVICES - 6.21%
              60,000       CACI International, Inc., Class A*                                               2,058,000
             210,000       PEC Solutions, Inc.*                                                             3,372,600
                                                                                                          -----------
                                                                                                            5,430,600
                                                                                                          -----------
                         COMPUTERS - 2.75%
              60,000       Dell Computer Corp.*                                                             1,910,400
              32,500       Neoware Systems, Inc.*                                                             494,325
                                                                                                          -----------
                                                                                                            2,404,725
                                                                                                          -----------
                         CONTAINERS - METAL / GLASS - 2.17%
             137,500       Owens-Illinois, Inc.*                                             (b)            1,893,375
                                                                                                          -----------
                         DATA PROCESSING / MANAGEMENT - 1.23%
             127,500       Legato Systems, Inc.*                                                            1,073,550
                                                                                                          -----------
                         DIAGNOSTIC EQUIPMENT - 0.63%
              55,000       Therasense, Inc.*                                                                  550,000
                                                                                                          -----------
                         DISPOSABLE MEDICAL PRODUCTS - 1.43%
              17,500       Bard (C.R.), Inc.                                                                1,247,925
                                                                                                          -----------
                         DIVERSIFIED MANUFACTURING OPERATIONS - 0.73%
              60,000       EnPro Industries, Inc.*                                                            641,400
                                                                                                          -----------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------


                                                                                                        JUNE 30, 2003
             SHARES                                                                                      MARKET VALUE
                      COMMON STOCK (CONTINUED)
                         DRUG DELIVERY SYSTEMS - 1.52%
             125,000       Alkermes, Inc.*                                                                $ 1,327,500
                                                                                                          -----------
                         E-COMMERCE / PRODUCTS - 0.50%
              75,000       drugstore.com, Inc.*                                                               438,000
                                                                                                          -----------
                         E-COMMERCE / SERVICES - 4.73%
             105,000       InterActiveCorp*                                                                 4,129,650
                                                                                                          -----------
                         ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.56%
              70,000       Applied Micro Circuits Corp.*                                                      422,800
             132,500       LSI Logic Corp.*                                                                   938,100
                                                                                                          -----------
                                                                                                            1,360,900
                                                                                                          -----------
                         IDENTIFICATION SYSTEMS / DEVICES - 0.89%
              60,000       Symbol Technologies, Inc.                                                          780,600
                                                                                                          -----------
                         INDEPENDENT POWER PRODUCER - 3.02%
             400,000       Calpine Corp.*                                                    (a)            2,640,000
                                                                                                          -----------
                         INSURANCE BROKERS - 1.50%
              42,500       Willis Group Holdings Ltd.                                                       1,306,875
                                                                                                          -----------
                         INTERNET APPLICATION SOFTWARE - 1.12%
              90,000       At Road, Inc.*                                                                     982,800
                                                                                                          -----------
                         INTERNET FINANCIAL SERVICES - 1.08%
             170,000       E-LOAN, Inc.*                                                                      941,800
                                                                                                          -----------
                         INTERNET SECURITY - 0.87%
              55,000       VeriSign, Inc.*                                                                    758,450
                                                                                                          -----------
                         LEISURE & RECREATIONAL PRODUCTS - 3.63%
             125,000       Multimedia Games, Inc.*                                           (a)            3,175,000
                                                                                                          -----------
                         MEDICAL - BIOMEDICAL / GENETICS - 3.03%
              27,500       Amgen, Inc.*                                                                     1,827,100
             155,000       XOMA Ltd*                                                                          824,600
                                                                                                          -----------
                                                                                                            2,651,700
                                                                                                          -----------
                         MEDICAL - DRUGS - 4.43%
              70,000       Adolor Corp.*                                                                      858,900
              15,000       Celgene Corp.*                                                                     455,100
              75,000       Pfizer, Inc.                                                                     2,561,250
                                                                                                          -----------
                                                                                                            3,875,250
                                                                                                          -----------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                        JUNE 30, 2003
             SHARES                                                                                      MARKET VALUE
                      COMMON STOCK (CONTINUED)
                         MEDICAL - HMO - 2.07%
              30,000       Aetna, Inc.                                                                    $ 1,806,000
                                                                                                          -----------
                         MEDICAL INFORMATION SYSTEMS - 1.21%
             285,000       Allscripts Healthcare Solutions, Inc.*                                           1,054,500
                   1       Per-Se Technologies, Inc.*                                                              11
                                                                                                          -----------
                                                                                                            1,054,511
                                                                                                          -----------
                         MEDICAL INSTRUMENTS - 3.67%
              52,500       Boston Scientific Corp.*                                                         3,207,750
                                                                                                          -----------
                         OIL & GAS DRILLING - 0.75%
             225,000       Parker Drilling Co.*                                                               654,750
                                                                                                          -----------
                         OIL COMPANIES - EXPLORATION & PRODUCTION - 1.24%
             107,500       Chesapeake Energy Corp.                                                          1,085,750
                                                                                                          -----------
                         OIL - FIELD SERVICES - 2.24%
              85,000       Halliburton Co.                                                                  1,955,000
                                                                                                          -----------
                         PHARMACY SERVICES - 8.49%
             210,000       Caremark Rx, Inc.*                                                (a)            5,392,800
              60,000       Omnicare, Inc.                                                                   2,027,400
                                                                                                          -----------
                                                                                                            7,420,200
                                                                                                          -----------
                         RETAIL - APPAREL / SHOES - 1.38%
              42,500       Abercrombie & Fitch Co., Class A*                                                1,207,425
                                                                                                          -----------
                         RETAIL - AUTO PARTS - 5.40%
              77,500       Advance Auto Parts, Inc.*                                                        4,719,750
                                                                                                          -----------
                         RETAIL - DISCOUNT - 2.20%
              52,500       Costco Wholesale Corp.*                                                          1,921,500
                                                                                                          -----------
                         RETAIL - OFFICE SUPPLIES - 1.21%
              57,500       Staples, Inc.*                                                                   1,055,125
                                                                                                          -----------
                         TELEPHONE - INTEGRATED - 0.00%
                   1       Tele Norte Leste Participacoes S.A. - Sponsored ADR                                     10
                                                                                                          -----------
                         THEATERS - 1.15%
              42,500       Regal Entertainment Group, Class A                                               1,002,150
                                                                                                          -----------
                         THERAPEUTICS - 0.00%
                   1       VIVUS, Inc.*                                                                             5
                                                                                                          -----------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                        JUNE 30, 2003
             SHARES                                                                                      MARKET VALUE
                      COMMON STOCK (CONTINUED)
                         TRANSPORT - SERVICES - 2.17%
             255,000       Laidlaw International, Inc.*                                                   $ 1,897,200
                                                                                                          -----------
                           TOTAL COMMON STOCK (COST $64,316,381)                                          $81,363,976
                                                                                                          -----------
                      PREFERRED STOCK - 2.27%
                         ELECTRIC - INTEGRATED - 2.27%
              60,000       TXU Corp., 8.75%, 11/16/05, Convertible                                          1,986,000
                                                                                                          -----------
                           TOTAL PREFERRED STOCK (COST $1,390,056)                                        $ 1,986,000
                                                                                                          -----------
                      PRIVATE PLACEMENT WARRANT - 0.00%
                         TELECOMMUNICATION SERVICES - 0.00%
              20,743       RMH Teleservices, Inc., 9/28/06, $12.00*                                                 0
                                                                                                          -----------
                           TOTAL PRIVATE PLACEMENT WARRANT (COST $2,595)                                  $         0
                                                                                                          -----------


         CONTRACTS
                      PURCHASED OPTIONS - 0.38%
                      CALL OPTIONS - 0.37%
                         BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.06%
                  75       USG Corp., 07/19/03, $12.50                                                    $    54,750
                                                                                                          -----------

                         CONTAINERS - METAL / GLASS - 0.15%
                 600       Owens-Illinois, Inc., 07/19/03, $12.50                                             111,000
                 500       Owens-Illinois, Inc., 07/19/03, $15.00                                              15,000
                                                                                                          -----------
                                                                                                              126,000
                                                                                                          -----------

                         FINANCE - COMMERCIAL - 0.00%
                 101       CIT Group, Inc., 07/19/03, $25.00                                                    4,040
                                                                                                          -----------

                         MEDICAL - DRUGS - 0.13%
               1,100       Elan Corp. PLC - Sponsored ADR, 07/19/03, $5.00                                    110,000
                                                                                                          -----------

                         MULTIMEDIA - 0.03%
                 250       AOL Time Warner, Inc., 07/19/03, $15.00                                             25,000
                                                                                                          -----------
                           TOTAL CALL OPTIONS (COST $291,988)                                             $   319,790
                                                                                                          -----------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                                        JUNE 30, 2003
         CONTRACTS                                                                                       MARKET VALUE
                      PURCHASED OPTIONS (CONTINUED)
                      PUT OPTIONS - 0.01%
                         BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.01%
                 225       USG Corp., 07/19/03, $10.00                                                    $     3,375
                 150       USG Corp., 07/19/03, $12.50                                                          3,750
                                                                                                          -----------
                           TOTAL PUT OPTIONS (COST $33,710)                                               $     7,125
                                                                                                          -----------
                           TOTAL PURCHASED OPTIONS (COST $325,698)                                        $   326,915
                                                                                                          -----------

                           TOTAL INVESTMENTS (COST $66,034,730) - 95.75%                                  $83,676,891
                                                                                                          -----------
                           OTHER ASSETS, LESS LIABILITIES - 4.25%**                                         3,718,502
                                                                                                          -----------
                           NET ASSETS - 100.00%                                                           $87,395,393
                                                                                                          ===========

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased, and open written options.
(b) Security  held in  connection  with an open put or call option  contract.
*   Non-income producing security.
** INCLUDES $17,521,257 INVESTED IN A PNC BANK MONEY MARKET ACCOUNT, WHICH IS 20.05% OF NET ASSETS.
ADR American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                        JUNE 30, 2003
             SHARES                                                                                      MARKET VALUE
                      SECURITIES SOLD, NOT YET PURCHASED - (6.81%)
                         CELLULAR TELECOMMUNICATIONS - (0.20%)
              15,000       Western Wireless Corp., Class A                                                $  (173,250)
                                                                                                          -----------
                         DIVERSIFIED MANUFACTURING OPERATIONS - (0.84%)
              15,000       Siemens AG - Sponsored ADR                                                        (732,750)
                                                                                                          -----------
                         ELECTRIC PRODUCTS - MISCELLANEOUS - (0.69%)
              22,500       Molex, Inc.                                                                       (607,050)
                                                                                                          -----------
                         ELECTRONIC COMPONENTS - MISCELLANEOUS - (1.58%)
              45,000       Gentex Corp.                                                                    (1,379,250)
                                                                                                          -----------
                         ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.38%)
              12,500       Silicon Laboratories, Inc.                                                        (332,750)
                                                                                                          -----------
                         FIDUCIARY BANKS - (2.15%)
              45,000       Northern Trust Corp.                                                            (1,880,550)
                                                                                                          -----------
                         FOOD - CONFECTIONERY - (0.97%)
              15,000       Wrigley (Wm., Jr.) Co.                                                            (843,450)
                                                                                                          -----------
                           TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS
                           $5,527,060)                                                                    $(5,949,050)
                                                                                                          ===========

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                        JUNE 30, 2003
         CONTRACTS                                                                                       MARKET VALUE
                      WRITTEN CALL OPTIONS - (0.52%)
                         AIRLINES - (0.52%)
               1,300       AMR Corp., 01/17/04, $10.00                                                    $ (455,000)
                                                                                                          -----------
                           TOTAL WRITTEN CALL OPTIONS (PREMIUMS $358,601)                                 $ (455,000)
                                                                                                          ===========

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

RESULTS OF SPECIAL MEETING OF MEMBERS (UNAUDITED)
--------------------------------------------------------------------------------


The Partnership held a Special Meeting of the Limited Partners on April 25, 2003. At this meeting, the Limited Partners voted to: 1) approve the Advisory Provisions contained in the Advisory Amendment; 2) approve the Administrative Provisions contained in the Administration Amendment; 3) approve the conversion of the Partnership to a Delaware Limited Liability Company to be named Augusta Fund, L.L.C.; 4) approve the Limited Liability Company Agreement; 5) approve the Investment Advisory Agreement between the Company and the Adviser; 6) election of the nominees proposed for election to the Fund's Board of Managers. The following table provides information concerning the matters voted on at the meeting:


IA. PROPOSAL TO APPROVE THE ADVISORY PROVISIONS CONTAINED IN THE ADVISORY AMENDMENT

                  VOTES FOR               VOTES AGAINST        VOTES WITHHELD      NON-VOTING INTERESTS     INTERESTS OF RECORD
                 $35,477,170                 $166,987            $1,701,262             $36,884,382             $74,229,801

IB. PROPOSAL TO APPROVE THE ADMINISTRATIVE PROVISIONS CONTAINED IN THE ADMINISTRATION AMENDMENT

                  VOTES FOR               VOTES AGAINST        VOTES WITHHELD       NON-VOTING INTERESTS    INTERESTS OF RECORD
                 $34,826,293                $817,864             $1,701,262             $36,884,382             $74,229,801



IIA. APPROVE THE CONVERSION OF THE PARTNERSHIP TO A DELAWARE LIMITED LIABILITY
     COMPANY TO BE NAMED AUGUSTA FUND, L.L.C.

                  VOTES FOR               VOTES AGAINST        VOTES WITHHELD       NON-VOTING INTERESTS    INTERESTS OF RECORD
                 $34,751,642                $759,600             $1,834,177             $36,884,382             $74,229,801


IIB. PROPOSAL TO APPROVE THE PROPOSED LIMITED LIABILITY COMPANY AGREEMENT

                  VOTES FOR               VOTES AGAINST        VOTES WITHHELD       NON-VOTING INTERESTS    INTERESTS OF RECORD
                 $34,751,642                $267,179             $2,326,598             $36,884,382             $74,229,801


IIC. PROPOSAL TO APPROVE THE INVESTMENT ADVISORY AGREEMENT BETWEEN THE FUND AND
     THE ADVISER.

                                                                                         NON-VOTING         INTERESTS OF RECORD
                  VOTES FOR               VOTES AGAINST        VOTES WITHHELD            INTERESTS
                 $34,851,834                $659,408             $1,834,177             $36,884,382             $74,229,801

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------


III. ELECTION OF THE FOUR NOMINEES TO SERVE AS MANAGERS

                                                                                            NON-VOTING
         NOMINEE                          VOTES FOR     VOTES AGAINST   VOTES WITHHELD      INTERESTS         INTERESTS OF RECORD
         Sol Gittelman                   $34,826,293          $0          $2,519,127       $36,884,381          $74,229,801
         Luis Rubio                      $34,826,293          $0          $2,519,127       $36,884,381          $74,229,801
         Janet L.Schinderman             $34,984,750          $0          $2,360,670       $36,884,381          $74,229,801
         Howard M. Singer                $34,826,293          $0          $2,519,127       $36,884,381          $74,229,801


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Advantage Advisers Augusta Fund, LLC
                    ------------------------------------------------------------

By (Signature and Title)*  /s/ Howard Singer
                         -------------------------------------------------------
                           Howard Singer
                           (principal executive officer)

Date                       AUGUST 14, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Howard Singer
                         -------------------------------------------------------
                           Howard Singer
                           (principal executive officer)

Date                       AUGUST 14, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Alan Kaye
                         -------------------------------------------------------
                           Alan Kaye
                           (principal financial officer)

Date                       AUGUST 14, 2003
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.